Share capital and Contributed Surplus - (A) Share capital (Narrative) (Details)					1 Months Ended					12 Months Ended
	Dec. 09, 2022 CAD ($) shares	Dec. 09, 2022 USD ($) $ / shares shares	Jul. 14, 2022 CAD ($) $ / shares shares	Mar. 11, 2022 CAD ($)	Jul. 21, 2023 CAD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Oct. 28, 2022	Sep. 30, 2021 CAD ($) $ / shares shares	Apr. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) share $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 13, 2022 CAD ($) shares	Dec. 13, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) share shares	Sep. 30, 2021 CAD ($) share shares	Jul. 21, 2023 $ / shares	Aug. 25, 2022	Apr. 30, 2022 shares	Dec. 31, 2021 share	Sep. 30, 2020 shares
Disclosure of classes of share capital [line items]
Description of reverse stock split							1-for-70 Reverse Split
Cash commission | $										$ 542,591				$ 33,880	$ 606,622
Share offering costs | $										3,152,794				33,880	606,622
Proceeds from issue of ordinary shares | $										$ 7,357,012				$ 344,000	$ 6,002,472
Number of warrants granted										6,587,862				1,000,000	5,043,165
Number of warrants outstanding								13,901,640		15,507,862	15,507,862			13,417,156	13,901,640					9,585,050
Number of share options granted | share										340,000				9,500	52,988
Shares cancelled | share										0				17,714
Total consideration | $										$ 167,027				$ 860,400	$ 988,716
Number of shares issued								589,518		773,225	773,225			699,511	589,518
Professional fees expense | $										$ 940,667				$ 1,028,240	$ 778,337
Interest expense | $										$ 723,548				511,990	$ 116,113
March 2022 Loan [Member]
Disclosure of classes of share capital [line items]
Share offering costs | $				$ 16,581
Borrowings, interest rate				9.00%
August 2022 Loans [Member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate																	6.00%
US public offering [Member]
Disclosure of classes of share capital [line items]
Number of units issued	2,500,000	2,500,000
Price per unit issued | $ / shares		$ 4.13
Exercise price of warrants issued | $ / shares		$ 5
Pre-funded common share purchase warrants issued	199,000	199,000
Pre-funded common share purchase warrant, price per share | $ / shares		$ 4.12
Warrants granted during period	375,000	375,000
Exercise price of warrants granted | $ / shares		$ 0.0001
Exercise price of pre-funded warrant | $ / shares		$ 0.01
Underwriter warrants granted	134,950	134,950
Cash commission	$ 1,138,105	$ 835,000
Percentage of gross proceeds offering	7.50%	7.50%
Underwriter warrants, percentage	5.00%	5.00%
Exercise price of underwriters warrants | $ / shares		$ 5.1625
Canadian offering [Member]
Disclosure of classes of share capital [line items]
Number of units issued	726,392	726,392
Price per unit issued | $ / shares		$ 4.13
Exercise price of warrants issued | $ / shares		$ 5
Warrants granted during period	50,848	50,848
Cash commission	$ 286,230	$ 210,000
Compensation options granted	50,848	50,848
U.S. IPO and Canadian Offering [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from issuing units	$ 19,400,000	$ 14,100,000
Share offering costs	2,800,000	2,100,000
Share offering costs deferred | $														$ 628,262
Total brokers compensation and share offering costs	$ 4,400,000	$ 3,200,000
Issued common shares										3,226,392				0	0
Issue of equity | $										$ 13,675,120				$ 0	$ 0
Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued			22,857					10,714
Price per unit issued | $ / shares			$ 15.05					$ 140
Exercise price of warrants issued | (per share)					$ 3.5											$ 2.66
Pre-funded common share purchase warrants issued					930,548	930,548
Pre-funded common share purchase warrant, price per share | (per share)					$ 2.979											2.259
Exercise price of warrants granted | $ / shares			$ 0.285					$ 2.35
Exercise price of pre-funded warrant | $ / shares																$ 0.001
Underwriter warrants granted	123,637	123,637
Cash commission | $								$ 90,000
Share offering costs | $								130,730
Issued common shares					1,542,194	1,542,194				1,542,194				22,857	10,714
Proceeds from issue of ordinary shares					$ 7,400,000	$ 5,588,397
Issue price per share | (per share)					$ 2.98	$ 2.26
Proceeds from issuing units | $			$ 344,000					$ 1,500,000
Number of warrants granted			800,000
Description of warrants issued			each for a period of 24 months from the closing date. Each Warrant converts into 0.01428571 common shares or 70 warrants for one common share.
Percentage of market capitalization			25.00%
Description of units issued								each September Unit is comprised of one common share and seventy Warrant Shares at a price of $2.35 for each 1/70 of a common share (70 warrants for one common share) for a period of 24 months from September 16, 2021 ("September 2021 Warrants"). If at any time after four months and one day following September 16, 2021, the trading price of KWESST common stock on the TSX-V is equal to or exceeds $322.00 for a period of 3 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of Warrants of its intention to force the exercise of the Warrants. Upon receipt of such notice, the holders of the Warrants shall have 30 days to exercise the Warrants, failing which the Warrants will automatically expire.
Consideration allocated between common share and warrant | $ / shares								$ 140
Fair value per warrant granted | $ / shares								0.52
Consideration allocated to common shares | $ / shares								103.6
Issue of equity | $										$ 3,050,316				$ 272,000	$ 1,110,000
Debt Settlement [Member]
Disclosure of classes of share capital [line items]
Number of units issued to settle loan												56,141	56,141
Debt Settlement [Member] | March 2022 Loan [Member]
Disclosure of classes of share capital [line items]
Debt settled with issuance of units | $												$ 12,000
Debt Settlement [Member] | August 2022 Loans [Member]
Disclosure of classes of share capital [line items]
Debt settled with issuance of units												$ 302,197	$ 223,321
Brokers' Compensation And Share Offering Costs [Member]
Disclosure of classes of share capital [line items]
Percentage of gross proceeds offering										8.50%
Payment for cash fees | $										$ 475,013.14
Placement agent warrants granted										123,637
Percentage of pre-funded warrants sold										5.00%
Exercise price of Placement Agent Warrants | (per share)										$ 3.5	$ 2.66
Directors and officers [Member]
Disclosure of classes of share capital [line items]
Number of units issued			5,814						1,029
Proceeds from issuing units | $			$ 87,500						$ 90,000
Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued									51,087
Price per unit issued | $ / shares									$ 87.5
Exercise price of warrants granted | $ / shares									$ 1.75
Cash commission | $									$ 288,405
Share offering costs | $									630,680
Issued common shares										0				0	51,087
Proceeds from issuing units | $									$ 4,470,071
Description of units issued									Each April 2021 Warrant is exercisable to acquire 1/70 of a common share at a price of $1.75 each (70 warrants for one common share) for a period of 24 months from the closing of the April 2021 Offering ("Closing Date"). If at any time after four (4) months and one (1) day following the Closing Date, the trading price of KWESST common stock on the TSX Venture Exchange is equal to or exceeds $210.00 for a period of 10 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of the April 2021 Warrants of its intention to force the exercise of the April 2021 Warrants. Upon receipt of such notice, the holders of April 2021 Warrants shall have 30 days to exercise the April 2021 Warrants, failing which the April 2021 Warrants will automatically expire.
Consideration allocated between common share and warrant | $ / shares									$ 87.5
Consideration allocated to common shares | $ / shares									$ 70.7
Compensation options granted to agents | $									$ 233,057
Issue of equity | $										$ 0				$ 0	$ 3,611,818
Estimated fair value per warrant | $ / shares									$ 0.24
Asset acquisition [Member]
Disclosure of classes of share capital [line items]
Issued common shares									14,286	0				0	14,286
Number of warrants granted									500,000
Issue of equity | $										$ 0				$ 0	$ 1,290,000
Estimated fair value per warrant | $ / shares									$ 0.85
September 2021 broker warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares								$ 2
Number of warrants granted								45,000
Estimated fair value per warrant | $ / shares								$ 0.72
Amended license [Member]
Disclosure of classes of share capital [line items]
Issued common shares									1,429	0				0	1,429
Issue of equity | $										$ 0				$ 0	$ 137,000
Debt settlements - legal fees [Member]
Disclosure of classes of share capital [line items]
Issued common shares														143	816
Issue of equity | $														$ 19,000	$ 47,000
Debt settlements - online advertising services [Member]
Disclosure of classes of share capital [line items]
Issued common shares															346
Issue of equity | $															$ 16,866
Police Ordnance acquisition [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued | share																			3,965
Number of additional common shares																		875